Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 01, 2012
Johnson Fixed Income Fund (Prospectus Summary) | Johnson Fixed Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	The Johnson Fixed Income Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	A high level of income over the long term consistent with preservation of capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 34.41%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.41%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	If the Fund incurred Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses and Net Expenses will not correlate to the expense ratios in the Fund's financial statements or the Financial Highlights in the prospectus because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other funds.
Operating Expense, Closing	ck0000892657_ExpenseClosingTextBlock	Effective May 1, 2012, the Adviser has contractually agreed to waive a portion of its management fees for the Fixed Income Fund, at least through April 30,
2013, so that the Management Fee is 0.85% for the period. The adviser may not
		unilaterally change the contract until May 1, 2013.
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be
		higher or lower, based on these assumptions your cost will be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund invests primarily in a broad range of investment grade fixed income securities, including bonds, notes, domestic and foreign corporate and government securities (including securities issued by government agencies), mortgage-backed securities, collateralized mortgage obligations, municipal securities, and short term obligations. The Adviser typically selects fixed income securities with maturities between three and fifteen years, based on the available yield at various maturity levels. The Fund will normally invest
		at least 95% of its assets in investment grade fixed income securities.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk, Narrative	rr_RiskNarrativeTextBlock	As with any mutual fund investment, the Fund's returns may vary and you could lose money.

Interest Rate Risk - Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities.

Credit Risk - The issuer of the fixed income security (including some Government
Agencies) may not be able to make interest and principal payments when due.

Mortgage-Backed Securities Risks - Mortgage-backed securities represent interests in "pools" of mortgages. Mortgage-backed securities are subject to
"prepayment risk" and "extension risk." Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall.
Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Prepayment Risk - The value of the mortgage securities held by the Fund may go down as a result of changes in prepayment rates on the underlying mortgages.

Management Risk - The Adviser's judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser's judgment will
		produce the desired results.
Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, the Fund's returns may vary and you could lose money.
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The chart and table below show the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year for the last 10 calendar years.
The table shows how the Fund's average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by
		visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-541-0170
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.johnsonmutualfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart, Heading	rr_BarChartHeading	Average Total Returns for the Fixed Income Fund as of December 31 of each year
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart shows changes in the Fund's returns from year to year for the last 10 calendar years.
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the period shown, the highest return for a calendar quarter was 6.48% in the fourth quarter of 2008, and the lowest return was -1.94% in the fourth quarter of 2010.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	The Barclays Aggregate Index is the primary benchmark.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
		plans or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns: For the Periods ended December 31, 2011
Johnson Fixed Income Fund (Prospectus Summary) | Johnson Fixed Income Fund | Barclays Aggregate Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Aggregate Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.78%
Johnson Fixed Income Fund (Prospectus Summary) | Johnson Fixed Income Fund | Johnson Fixed Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFee	none	[1]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Other Expenses (Acquired Fund Fees and Expenses)	rr_OtherExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.86%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	88
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	273
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	474
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,053
Annual Return 2002	rr_AnnualReturn2002	10.16%
Annual Return 2003	rr_AnnualReturn2003	3.44%
Annual Return 2004	rr_AnnualReturn2004	2.22%
Annual Return 2005	rr_AnnualReturn2005	2.19%
Annual Return 2006	rr_AnnualReturn2006	3.71%
Annual Return 2007	rr_AnnualReturn2007	6.40%
Annual Return 2008	rr_AnnualReturn2008	6.23%
Annual Return 2009	rr_AnnualReturn2009	6.27%
Annual Return 2010	rr_AnnualReturn2010	6.02%
Annual Return 2011	rr_AnnualReturn2011	7.12%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.94%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.12%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.41%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.35%
Johnson Fixed Income Fund (Prospectus Summary) | Johnson Fixed Income Fund | Johnson Fixed Income Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.70%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.10%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.88%
Johnson Fixed Income Fund (Prospectus Summary) | Johnson Fixed Income Fund | Johnson Fixed Income Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.09%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.74%

[1]	A processing fee will be deducted from any wire sales proceeds and paid to the Custodian.
[2]	"Other Expenses" are comprised solely of fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. Numbers are rounded. Acquired Fund Fees and Expenses are the indirect costs of investing in other funds. If the Fund incurred Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses and Net Expenses will not correlate to the expense ratios in the Fund's financial statements or the Financial Highlights in the prospectus because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other funds.